Expenses by category	12 Months Ended
Dec. 31, 2025
Expenses by category
Expenses by category

14.Expenses by category

Research and development

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Operating expenses	33,890	39,177	32,076
Depreciation expense	886	986	1,122
Payroll expenses	20,213	20,195	19,499
Share-based compensation	1,447	2,212	1,909
Total research and development expenses	56,436	62,570	54,606

The decrease of research and development expenses in 2025 compared with the prior period is predominantly driven by decreases in manufacturing costs not recurring in the current period for ACI-7104.056 and reduced activity in the Company’s discovery and preclinical expenses for the TDP-43 antibody and PET tracer programs.

For the years ended December 31, 2025, 2024 and 2023, the Company had 105.0, 122.5 and 115.4 FTEs in our research and development functions.

General and administrative

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Operating expenses	2,825	4,672	3,658
Depreciation expense	1,617	1,153	1,071
Payroll expenses	8,529	8,222	7,755
Share-based compensation	3,123	3,212	2,821
Total general and administrative expenses	16,094	17,259	15,305

In 2025, general and administrative expenses decreased compared to the previous year, primarily driven by a decrease in legal fees related to business development and licensing activities, as well as lower salaries and related costs as a result of the restructuring, partly offset by increased severance costs.

For the years ended December 31, 2025, 2024 and 2023, the Company had 26.7, 30.9 and 26.2 FTEs in our general and administrative functions.

Financial result, net

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Financial income	1,865	3,196	1,044
Financial expense	(191)	(133)	(176)
Exchange differences	(2,803)	(1,598)	(1,467)
Finance result, net	(1,129)	1,465	(599)

Our finance result primarily consists of interest income associated with our short-term financial assets and interest expense associated with lease liabilities as well as foreign currency exchange differences.

For the year ended December 31, 2025, the unfavorable change in net finance result of CHF 2.5 million primarily related to a decrease of CHF 1.3 million in financial income attributed to lower interest received on net investments in short-term financial assets, with less deposits made in 2025 compared to the previous period. The unfavorable change in exchange differences was caused by foreign currencies depreciating against the Swiss franc, predominantly the U.S. Dollar.